ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	6 Months Ended	12 Months Ended
	Nov. 30, 2018	May 31, 2018
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]

Note 12 – Accounts Payable and Accrued Liabilities

Accrued expenses consisted of the following at November 30, 2018 and May 31, 2018:

	November 30,	May 31,
	2018	2018
Trade accounts payable	661,217	$726,457
Accrued payroll and payroll taxes	196,785	44,465
Accrued liabilities	513,908	-
Deferred rent liability	137,707	55,699
Total	$1,509,617	$826,621

NOTE 9 – ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

Accounts payable and accrued liabilities consisted of the following at May 31, 2018 and May 31, 2017.

	May 31,	May 31,
	2018	2017
Trade payables	$726,457	$497,213
Accrued payroll and related liabilities	44,465	34,987
Deferred rent liability	55,699	49,565
Total accounts payable and accrued liabilities	$826,621	$581,765